Basic and Diluted Loss Per Share (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					17 Months Ended	77 Months Ended	86 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Earnings Per Share Disclosure [Line Items]
Net loss	$ (3,014,640)	$ (1,757,997)	$ (5,858,578)	$ (5,810,148)	$ (7,909,113)	$ (4,023,026)	$ (6,936,705)	$ (12,913,566)	$ (3,359,697)	$ (370,893)	$ (35,513,000)	$ (41,371,578)
Less: Preferred stock dividends				(81,651)	(81,651)	(237,423)
Basic and Diluted EPS Loss available to common stockholders	$ (3,014,640)	$ (1,757,997)	$ (5,858,578)	$ (5,891,799)	$ (7,990,764)	$ (4,260,449)
Weighted-average shares outstanding -basic and diluted	36,334,942	36,255,098	36,315,453	33,923,120	34,514,594	20,412,024
Net loss per share - basic and diluted	$ (0.08)	$ (0.05)	$ (0.16)	$ (0.17)	$ (0.23)	$ (0.21)